UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hovde Capital Advisors LLC

Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number: 028-10714


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Perry
Title:  General Counsel
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Perry                  Washington, DC                     8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      119,137
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14870             Eric D. Hovde
----  --------------------  ----------------------------------------------------
2     028-14900             Jason Swanson
----  --------------------  ----------------------------------------------------
3     028-14901             Richard T. Murray III
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
AGREE REALTY CORP             COM            008492100     5161   233192 SH       DEFINED    1,2,3    233192      0    0
ANWORTH MORTGAGE ASSET CP     COM            037347101     1152   163412 SH       DEFINED    1,2,3    163412      0    0
BENEFICIAL MUTUAL BANCORP IN  COM            08173R104     1387   160684 SH       DEFINED    1,2,3    160684      0    0
BROWN & BROWN INC             COM            115236101     3137   115050 SH       DEFINED    1,2,3    115050      0    0
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108     1020    78013 SH       DEFINED    1,2,3     78013      0    0
COMERICA INC                  COM            200340107     6035   196502 SH       DEFINED    1,2,3    196502      0    0
CISCO SYS INC                 COM            17275R102     2133   124200 SH       DEFINED    1,2,3    124200      0    0
ENCORE CAP GROUP INC          COM            292554102      853    28805 SH       DEFINED    1,2,3     28805      0    0
FIRST CALIFORNIA FINANCIAL G  COM NEW        319395109      436    63300 SH       DEFINED    1,2,3     63300      0    0
FIRST POTOMAC RLTY TR         COM            33610F109     3125   265474 SH       DEFINED    1,2,3    265474      0    0
FLAGSTONE REINSURANCE HOLDIN  COM            L3466T104      767    95758 SH       DEFINED    1,2,3     95758      0    0
HERITAGE FINL CORP WASH       COM            42722X106     1891   129064 SH       DEFINED    1,2,3    129064      0    0
INVESCO MORTGAGE CAPITAL INC  COM            46131B100     1299    70835 SH       DEFINED    1,2,3     70835      0    0
ST JOE CO                     COM            790148100     2993   189300 SH       DEFINED    1,2,3    189300      0    0
KEYCORP NEW                   COM            493267108     6701   865701 SH       DEFINED    1,2,3    865701      0    0
METLIFE INC                   COM            59156R108     3915   126900 SH       DEFINED    1,2,3    126900      0    0
MFA FINANCIAL INC             COM            55272X102     1517   192318 SH       DEFINED    1,2,3    192318      0    0
NVR INC                       COM            62944T105     4305     5065 SH       DEFINED    1,2,3      5065      0    0
NATIONAL WESTN LIFE INS CO    CL A           638522102      906     6382 SH       DEFINED    1,2,3      6382      0    0
ORIENTAL FINL GROUP INC       COM            68618W100      738    66600 SH       DEFINED    1,2,3     66600      0    0
OCEAN SHORE HLDG CO NEW       COM            67501R103     1378   108104 SH       DEFINED    1,2,3    108104      0    0
EPLUS INC                     COM            294268107    29596   914872 SH       DEFINED    1,2,3    914872      0    0
PNC FINL SVCS GROUP INC       COM            693475105     5338    87356 SH       DEFINED    1,2,3     87356      0    0
PRUDENTIAL FINL INC           COM            744320102     2601    53700 SH       DEFINED    1,2,3     53700      0    0
REINSURANCE GROUP OF AMER INC COM NEW        759351604     3035    57036 SH       DEFINED    1,2,3     57036      0    0
SLM CORP                      COM            78442P106     1993   126870 SH       DEFINED    1,2,3    126870      0    0
SOUTHERN NATL BANCORP OF VA   COM            843395104      676    89219 SH       DEFINED    1,2,3     89219      0    0
SUNTRUST BKS INC              COM            867914103     4962   204772 SH       DEFINED    1,2,3    204772      0    0
TOLL BROTHERS INC             COM            889478103     5601   188400 SH       DEFINED    1,2,3    188400      0    0
XL GROUP PLC                  SHS            G98290102     3579   170100 SH       DEFINED    1,2,3    170100      0    0
ISHARES TR                    DJ US REAL EST 464287739    1,848    28900     CALL DEFINED    1,2,3     28900      0    0
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605    9,059   618800     CALL DEFINED    1,2,3    618800      0    0
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